PERSONNEL EXPENSES (Schedule of Average Number of Persons Employed) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Number of persons employed	556	582	555
Research and development [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	60	73	69
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	162	161	156
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	334	348	330